Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 3,354,856	$ 1,711,068
Interest bearing deposits due from banks	121,554,963	39,170,864
Cash and cash equivalents	124,909,819	40,881,932
Debt securities available-for-sale	124,093,866	169,368,635
Equity securities available-for-sale	316,937
Debt securities held-to-maturity (fair value of $4,751,617 for 2011 and $6,816,698 for 2010)	4,395,700	6,388,693
Federal Home Loan Bank stock, at cost	1,143,100	1,362,800
Loans	224,656,130	256,834,367
Allowance for loan losses	(4,358,678)	(5,755,859)
Loans - net	220,297,452	251,078,508
Premises and equipment - net	8,928,752	8,169,927
Accrued interest receivable	1,878,988	2,491,378
Bank-owned life insurance	10,015,998	9,666,366
Foreclosed assets	18,305,962	11,394,924
Deferred income tax assets, net		2,233,364
Other assets	2,826,000	2,722,589
Total assets	517,112,574	505,759,116
Deposits
Noninterest bearing	68,465,554	46,844,126
Interest bearing	395,376,661	398,465,882
Total deposits	463,842,215	445,310,008
Accrued interest payable	1,153,596	1,698,204
Short-term borrowings		5,000,000
Long-term debt	6,500,000	6,500,000
Other liabilities	2,551,900	1,939,475
Total liabilities	474,047,711	460,447,687
Commitments and contingent liabilities (Note N)
Shareholders' equity
Common stock - no par value; 10,000,000 shares authorized; issued and outstanding - 4,152,334 for 2011 and 3,972,976 for 2010	40,668,435	39,930,838
Additional paid-in capital	747,621	747,621
Retained earnings (deficit)	(3,013,839)	1,396,233
Accumulated other comprehensive income	1,536,431	110,522
Total shareholders' equity	43,064,863	45,311,429
Total liabilities and shareholders' equity	517,112,574	505,759,116
Series A Preferred Stock
Shareholders' equity
Preferred Stock	3,126,215	3,126,215
Preferred Stock
Shareholders' equity
Preferred Stock